Annual Operating Expenses {- Fidelity® Stock Selector Small Cap Fund} - 10.31 Fidelity Stock Selector Small Cap Fund - AMCIZ PRO-13 - Fidelity® Stock Selector Small Cap Fund	Dec. 30, 2020
Fidelity Stock Selector Small Cap Fund-Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.79%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.28%
Total annual operating expenses	1.32%
Fidelity Stock Selector Small Cap Fund-Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.79%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.32%
Total annual operating expenses	1.61%
Fidelity Stock Selector Small Cap Fund-Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.79%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.34%
Total annual operating expenses	2.13%
Fidelity Stock Selector Small Cap Fund - Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.79%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	1.01%
Fidelity Stock Selector Small Cap Fund-Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.79%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.89%